Pay vs Performance Disclosure		12 Months Ended						24 Months Ended	36 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2022	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company, illustrating pay versus performance, or PVP.

Year	Summary Compensation Table Total for PEO Wine ($)	(1)	Compensation Actually Paid to PEO Wine ($)	(1)	Summary Compensation Table Total for PEO Speetzen ($)	(2)	Compensation Actually Paid to PEO Speetzen ($)	(2)	Avg. Summary Compensation Table Total for Non-PEO NEOs ($)	(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)		Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Adjusted EPS ($)
												(3)	Company TSR	S&P 1500 Leisure TSR
2022	N/A		N/A		8,764,103		7,956,973		3,391,580		3,114,271		107.00	97.46	447.1	10.40
2021	N/A		N/A		9,758,906		10,909,327		4,432,529		5,484,661		150.78	141.95	493.9	9.13
2020	8,137,459		4,798,447		N/A		N/A		3,293,726		2,701,454		127.99	117.06	124.8	7.74
(1)

2020 principle executive officer (PEO): S. Wine

(2)

2021-2022 PEO: M. Speetzen

(3)

The non-PEO named executive officers (NEOs) reflects the following individuals in each year:

2022: R. Mack, K. Pucel, S. Menneto, and S. Eastman

2021: R. Mack, K. Pucel, S. Menneto, and L. Clark Dougherty

2020: M. Speetzen, K. Pucel, S. Menneto, and S. Eastman

Compensation Actually Paid (CAP) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (SCT) totals as follows:

Item and Value Added (Deducted)	2022	2021	2020
For PEO:	Speetzen	Speetzen	Wine
- SCT “Stock Awards” column value	$2,957,842	$5,112,244	$3,529,122
- SCT “Option Awards” column value	$2,875,026	$2,057,559	$4,031,134
+ year-end fair value of outstanding equity awards granted in Covered Year	$5,267,737	$6,005,587	$7,513,453
+/- change in fair value of outstanding equity awards granted in prior years	$(272,846)	$937,493	$(1,553,106)
+/- change in fair value of prior-year equity awards vested in Covered Year	$30,847	$1,377,144	$(1,739,103)
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$925,950	$2,224,573	$844,580
- SCT “Option Awards” column value	$900,010	$814,150	$837,511
+ year-end fair value of outstanding equity awards granted in Covered Year	$1,649,055	$2,708,993	$1,797,982
+/- change in fair value of outstanding equity awards granted in prior years	$(154,621)	$751,578	$(361,717)
+/- change in fair value of prior-year equity awards vested in Covered Year	$54,217	$630,284	$(346,446)

Named Executive Officers, Footnote [Text Block]									(3) The non-PEO named executive officers (NEOs) reflects the following individuals in each year:
PEO Total Compensation Amount		$ 8,764,103	[1]	$ 9,758,906	[1]	$ 8,137,459	[2]
PEO Actually Paid Compensation Amount		7,956,973	[1]	10,909,327	[1]	4,798,447	[2]
Non-PEO NEO Average Total Compensation Amount	[3]	3,391,580		4,432,529		3,293,726
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	3,114,271		5,484,661		2,701,454
Compensation Actually Paid vs. Total Shareholder Return [Text Block]									The charts below describe the relationship between the PEO and other NEOs’ CAP to Net Income, Total Shareholder Return, and adjusted EPS.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Most Important Performance Measures

Total Shareholder Return (TSR)
Net Income
Earnings per Share (EPS)

Total Shareholder Return Amount		107		150.78		127.99
Peer Group Total Shareholder Return Amount		97.46		141.95		117.06
Net Income (Loss)		$ 447.1		$ 493.9		$ 124.8
Company Selected Measure Amount		10.4		9.13		7.74
PEO Name						S. Wine		M. Speetzen
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name									Total Shareholder Return (TSR)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name									Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name									Earnings per Share (EPS)
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,957,842)		$ (5,112,244)		$ (3,529,122)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,875,026)		(2,057,559)		(4,031,134)
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,267,737		6,005,587		7,513,453
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(272,846)		937,493		(1,553,106)
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		30,847		1,377,144		(1,739,103)
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(925,950)		(2,224,573)		(844,580)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(900,010)		(814,150)		(837,511)
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,649,055		2,708,993		1,797,982
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(154,621)		751,578		(361,717)
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 54,217		$ 630,284		$ (346,446)

[1]	(2) 2021-2022 PEO: M. Speetzen
[2]	(1) 2020 principle executive officer (PEO): S. Wine
[3]
(3)

The non-PEO named executive officers (NEOs) reflects the following individuals in each year:

2022: R. Mack, K. Pucel, S. Menneto, and S. Eastman

2021: R. Mack, K. Pucel, S. Menneto, and L. Clark Dougherty

2020: M. Speetzen, K. Pucel, S. Menneto, and S. Eastman